Expense Example - American Century ETF Trust - American Century Securitized Credit ETF - American Century Securitized Credit ETF Class	May 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 93